Stockholders' Equity (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2009 Series A Preferred Stock [Member]	May 31, 2009 Series A Preferred Stock [Member]	May 01, 2009 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Nov. 30, 2009 Series B Preferred Stock [Member]	May 31, 2009 Series B Preferred Stock [Member]	May 01, 2009 Series B Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]	Nov. 30, 2011 Series D Preferred Stock [Member]	Nov. 30, 2009 Series D Preferred Stock [Member]	Sep. 30, 2009 Series D Preferred Stock [Member]	May 31, 2009 Series D Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2009 Series D Preferred Stock [Member]	Nov. 30, 2009 Common Stock [Member]	Sep. 30, 2009 Common Stock [Member]	May 31, 2009 Common Stock [Member]
Class of Stock [Line Items]
Increase the number of authorized shares of common stock	74,000,000
Common stock par value	$ 0.0005	$ 0.0005		$ 0.0005	$ 0.0005													$ 14.0100
Conversion basis of common stock	two
Common stock shares authorized	300,000,000	300,000,000		74,000,000
Preferred stock shares authorized		10,000,000		18,554,573
Per share price paid on the issuance of preferred stock		$ 0.001												$ 20.000	$ 11.210	$ 9.340	$ 9.340
Cumulative annual dividends								$ 0.01500				$ 0.02115
Preferred stock cumulative dividends paid								$ 4.67				$ 4.67
Preferred stock paid in kind dividend, shares								104,952				104,952
Liquidation price per share plus any declared and unpaid dividends									$ 0.3000				$ 0.4231
Conversion percentage of preferred stock		75.00%
Aggregate proceeds from issuance of initial public offering	$ 185,700,000																	$ 75,000,000
Issuance of stock (in shares)	9,775,000													2,000,000	5,079,573	535,332	5,353,316
Proceeds from issuance of stock														40,000,000	56,900,000	5,000,000	50,000,000		39,973,000	111,942,000
Number of shares repurchased and retired						198,160	522,230			93,682	178,139										4,261,364	198,484	3,760,328
Total value of shares repurchased and retired			$ 101,458,000			$ 2,200,000	$ 4,900,000			$ 1,100,000	$ 1,700,000										$ 23,900,000	$ 900,000	$ 17,600,000
Common stock, repurchase price paid per share																					$ 5.605	$ 4.670	$ 4.670
Common stock, premium price paid per share on repurchase																					$ 5.6045	$ 4.6695	$ 4.6695
Common stock, carrying value per share																					$ 0.0005	$ 0.0005	$ 0.0005
Preferred stock, repurchase price paid per share						$ 11.21	$ 9.34			$ 11.21	$ 9.34
Preferred stock, premium price paid per share on repurchase						$ 10.91	$ 9.04			$ 10.79	$ 8.92
Preferred stock, carrying value per share						$ 0.30	$ 0.30			$ 0.42	$ 0.42